Financial Risk Management - Breakdown of the Group's fixed-rate and floating-rate borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	$ 1,095,218	$ 1,158,071	$ 1,333,237
Short-term borrowings
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	120,500	86,200
Long term borrowings
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	683,800	798,600
Fixed rate
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	804,256	884,757
Variable rate
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	$ 290,962	$ 273,314